Cover	Dec. 05, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2023
Entity File Number	1-5611
Entity Registrant Name	CONSUMERS ENERGY COMPANY
Entity Central Index Key	0000201533
Entity Tax Identification Number	38-0442310
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Jackson
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49201
City Area Code	517
Local Phone Number	788-0550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Consumers Energy Company Cumulative Preferred Stock, $100 par value: $4.50 Series
Trading Symbol	CMS-PB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
CONSUMERS 2023 SECURITIZATION FUNDING LLC Member
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2023
Entity File Number	333-274648-01
Entity Registrant Name	CONSUMERS 2023 SECURITIZATION FUNDING LLC
Entity Central Index Key	0001991774
Entity Tax Identification Number	93-3119763
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Consumers Energy Company
Entity Address, Address Line Two	One Energy Plaza
Entity Address, City or Town	Jackson
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49201
City Area Code	517
Local Phone Number	788-0550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false